CONVERTIBLE NOTES PAYABLE	6 Months Ended
Jun. 30, 2012
CONVERTIBLE NOTES PAYABLE
CONVERTIBLE NOTES PAYABLE

5.         CONVERTIBLE NOTES PAYABLE.

In connection with the binding letter of intent dated April 10, 2012 between the Company and DDAC, Coventry Capital LLC (Holder) advanced a total $450,000, under convertible promissory notes.

Advance Date	$ Advanced
April 12, 2012	$150,000
April 27, 2012	$100,000
May 24, 2012	$100,000
June 11, 2012	$100,000
Total	$450,000

These convertible promissory notes are payable on demand and carry an interest rate of 1% per month (simple interest), until the closing of the of the voluntary share exchange transaction contemplated under the letter of intent. Thereafter, the interest rate shall adjust to 3% per year, simple interest.

Upon closing of the voluntary share exchange transaction contemplated under the letter of intent, the unpaid principal and any accrued and unpaid interest shall be immediately due and payable.

At any time on or before the maturity date, the holder, at its sole discretion may elect to have all or part of the principal and the accrued and unpaid interest thereon, converted into a number of shares of common stock of the Company determined by dividing (i) the unpaid principal and any accrued and unpaid interest thereon, as of the conversion date, by (ii) the lower of (a) the price per share at which shares of capital stock of the Company are sold in any financing, or (b) $0.50 per share. A "financing" means the sale of shares of capital stock of the Company occurring within twenty four (24) months after the closing.